Summary of accounting policies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Segment	Mar. 31, 2012	Mar. 31, 2011
Accounting Policy [Line Items]
Number business segments	3
Securities derecognized from the consolidated balance sheets		¥ 39,797
Amounts of securities available for sale derecognized from balance sheet		1,930
Net unamortized deferred fees and costs	406	552
Receivables from other than customers	258,604
Payables to brokers and dealers		396,116
Depreciation and amortization	91,493	100,572	75,587
Non-cash impairment charges	5,455	3,135	1,532
Investments in equity securities	123,490	88,187
Maximum [Member]
Accounting Policy [Line Items]
Ownership percentage	50.00%
Minimum [Member]
Accounting Policy [Line Items]
Ownership percentage	20.00%
Information processing and communications [Member]
Accounting Policy [Line Items]
Depreciation and amortization	55,992	54,083	52,455
Occupancy and related depreciation [Member]
Accounting Policy [Line Items]
Depreciation and amortization	35,501	46,489	23,132
Listed equity [Member]
Accounting Policy [Line Items]
Investments in equity securities	84,739	69,552
Unlisted equity [Member]
Accounting Policy [Line Items]
Investments in equity securities	¥ 38,751	¥ 18,635
Limited partnership [Member]
Accounting Policy [Line Items]
Ownership percentage	3.00%